Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
6. Property and Equipment.
Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Office equipment and computer hardware	$124	$99
Furniture and fixtures	109	109

Total property and equipment	233	208
Less accumulated depreciation	(168)	(144)

Property and equipment, net	65	64

Depreciation expense for the years ended December 31, 2021 and 2020 was approximately $25 thousand and $18 thousand, respectively.